Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,666,309	$ 1,985,768	$ 3,115,687	$ 3,776,289	$ 6,563,412	$ 13,202,459
Cost of revenue	1,022,439	1,023,552	1,858,724	2,096,490	4,000,149	7,553,338
Gross profit	643,870	962,216	1,256,963	1,679,799	2,563,263	5,649,121
Operating expenses
Selling, general and administrative expenses	2,046,537	1,095,639	3,901,878	1,900,681	4,838,077	3,447,058
Loss from operations	(1,402,667)	(133,423)	(2,644,915)	(220,882)	(2,274,814)	2,202,063
Other income (expenses)
Interest income	2,042	2,753	4,251	6,187	11,904	10,176
Interest expense		(1,806)	(63)	(4,914)	(5,372)	(8,131)
Total other income (expenses)	2,042	947	4,188	1,273	6,532	2,045
Loss before income taxes	(1,400,625)	(132,476)	(2,640,727)	(219,609)	(2,268,282)	2,204,108
Provision (benefit) for income taxes	(3,102)	(20,000)	1,259	(26,000)	25,366	23,000
Net loss	$ (1,397,523)	$ (112,476)	$ (2,641,986)	$ (193,609)	$ (2,293,648)	$ 2,181,108
Weighted average common shares outstanding - basic	4,456,962	3,000,000	4,167,828	2,483,333	2,630,137
Weighted average common shares outstanding - diluted	4,456,962	3,000,000	4,167,828	2,483,333	2,630,137
Net loss per common share - basic	$ (0.31)	$ (0.04)	$ (0.63)	$ (0.08)	$ (0.87)
Net loss per common share - diluted	$ (0.31)	$ (0.04)	$ (0.63)	$ (0.08)	$ (0.87)